CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Current Assets
Cash and cash equivalents	$ 82,315	$ 130,778
Total Current Assets	82,911	132,504
Other Assets
Intangible asset	7,850	23,229
Total Other Assets	7,850	23,229
Total Assets	90,761	155,733
Current Liabilities
Accounts payable and accrued expenses - related party	44,990	32,990
Notes payable - related party	30,055	30,055
Total Liabilities	75,045	63,045
Shareholders' Equity (Deficiency)
Common stock, $0.0001 par value; 200,000,000 shares authorized, at September 30, 2022 and March 31, 2022, there were 17,204,180 and 50,146,804 issued and outstanding, respectively	1,720	5,014
Additional paid-in capital	654,170	650,876
Accumulated deficit	(640,674)	(563,702)
Total Shareholders' Equity (Deficit)	15,716	92,688
Total Liabilities and Shareholders' Equity (Deficit)	90,761	155,733
Undesignated Preferred Stock [Member]
Shareholders' Equity (Deficiency)
Preferred Stock, Value, Issued	0	0
Series A Preferred Stock [Member]
Shareholders' Equity (Deficiency)
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Shareholders' Equity (Deficiency)
Preferred Stock, Value, Issued	$ 500	$ 500